EARNING PER SHARE ('EPS') (Tables)	12 Months Ended
Dec. 31, 2020
EARNING PER SHARE (‘EPS’)
Schedule of computation of basic EPS

The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2020, 2019 and 2018 (in millions of pesos, except per share data):

	2020	2019	2018
Income from continuing operations before attribution of non-controlling interests	315,359	3,214,567	2,786,435
Less: Non-controlling interests from continuing operations	39,365	97,216	127,571
Net income from continuing operations	275,994	3,117,351	2,658,864
Less: Preferred dividends declared	682,876	435,810	402,451
Less: Allocation of undistributed earnings to preferred stockholders	(583,718)	998,864	816,277
Net income allocated to common shareholders for basic and diluted EPS	176,836	1,682,677	1,440,136
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	347	3,301	2,825
Basic and Diluted earnings per share from continuing operations	347	3,301	2,825